Cover	Nov. 30, 2025
Cover [Abstract]
Entity Registrant Name	QUANTUMZYME CORP.
Entity Central Index Key	0001663038
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity Emerging Growth Company	true
Document Period End Date	Nov. 30, 2025
Entity Ex Transition Period	false
Entity File Number	000-56725
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	15656 Bernardo Center Drive
Entity Address Address Line 2	Suite 801
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92127
City Area Code	858
Local Phone Number	225-2902
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false